CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
CURRENT LIABILITIES
CURRENT LIABILITIES

9.    CURRENT LIABILITIES

Other Liability

As at December 31, 2017, the other liability consisted of a tenant allowance payable of $9.0 million (€6.0 million). This tenant allowance was paid to a tenant on February 2, 2018 and related to a 2014 lease extension at the Eurostar facility in Graz, Austria. The €6.0 million allowance was discounted and was accreted to its face value through a charge to interest expense.  During the year ended December 31, 2018, accretion of $0.1 million (2017 -  $0.7 million) was charged to interest expense.

Deferred Revenue

Deferred revenue relates to prepaid and unearned revenue received from tenants and fluctuates with the timing of rental receipts.

Bank Indebtedness

On February 1, 2018, the Trust entered into a new unsecured revolving credit facility in the amount of $500.0 million that is available by way of Canadian dollar, US dollar or Euro denominated loans or letters of credit and matures on February 1, 2023. The Trust has the option to extend the maturity date by one year to February 1, 2024 subject to the agreement of lenders in respect of a minimum of 66 2/3% of the aggregate amount committed under the facility. The credit facility provides the Trust with the ability to increase the amount of the commitment by an additional aggregate principal amount of up to $100.0 million with the consent of the participating lenders. As at December 31, 2018, the Trust had no amounts (2017 - $32.6 million) drawn from the credit facility and $0.1 million (2017 - $0.2 million) in letters of credit issued against the facility.

Accounts Payable and Accrued Liabilities

As at December 31,	2018	2017
Accounts payable	$5,352	$5,676
Accrued salaries, incentives and benefits	5,364	4,304
Accrued interest payable	6,606	6,016
Accrued construction payable	2,429	12,622
Accrued professional fees	2,910	2,434
Accrued employee unit-based compensation	3,193	3,416
Accrued trustee/director unit-based compensation	2,330	1,367
Accrued property operating costs	2,013	3,110
Accrued land transfer tax in connection with an acquisition	5,499	—
Accrued leasing commissions	407	1,291
Accrual associated with a property disposal (note 5)	2,047	—
Other accrued liabilities	3,817	3,106
	$41,967	$43,342